Leases (Details 3) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Leases
2018		$ 1,421,954
2019	1,904,572	1,004,397
2020	1,305,965	439,775
2021	636,762	89,098
2022	172,217	10,030
Later than 2022	25,679	209
Total	$ 4,045,195	$ 2,965,463